Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Additional Information (Detail)		12 Months Ended
	Aug. 21, 2020	Dec. 31, 2021
Statement [line items]
Proportion of ownership interest in subsidiary		16.00%
Yguazu Cementos S.A. [member] | Discontinued operations [member]
Statement [line items]
Proportion of ownership interest in subsidiary	51.00%
Percentage of total consideration collected		97.00%
Yguazu Cementos S.A. [member] | Discontinued operations [member] | Bottom of Range [member]
Statement [line items]
Number of monthly installments due		March 2022
Yguazu Cementos S.A. [member] | Discontinued operations [member] | Top of range [member]
Statement [line items]
Number of monthly installments due		December 2022